SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
The following disclosure is added to the “Diversification Status” sub-section under the “INVESTMENT RESTRICTIONS” heading of the fund’s Statement of Additional Information:
Xtrackers MSCI EAFE High Dividend Yield Equity ETF is classified as “diversified” under the 1940 Act.
Please Retain This Supplement for Future Reference
July 11, 2022
SAISTKR22-17